Business Combinations (Tables)	12 Months Ended
Mar. 31, 2012
Summary Of Amounts Of Assets Acquired And Liabilities Assumed

Millions of Yen
Current assets	¥6,686
Property and equipment	530
Identifiable intangible assets	8,413
Other assets	457

Total assets acquired	16,086

Current liabilities	5,352
Long-term liabilities	3,715

Total liabilities assumed	9,067

Net assets acquired	7,019

Summary Of Unaudited Pro Forma Information

	Millions of Yen
	2010	2011
Total net revenues	¥265,973	¥260,566
Net income attributable to KONAMI CORPORATION	9,072	7,087